Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements

(4) Fair Value Measurements

Fair value is an exit price, the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level. The Company’s marketable securities are stated at fair value utilizing the same hierarchy.

The following three levels of inputs are used to measure fair value:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include items where the determination of fair value requires significant management judgment or estimation.

The book value of the Company’s financial instruments not measured at fair value on a recurring basis, including cash, restricted cash, disbursement prefunding, customer funds receivables, line of credit and customer liabilities, approximates fair value due to the relatively short maturity, cash repayments or market interest rates of such instruments. The fair value of such financial instruments is determined using the income approach based on the present value of estimated future cash flows. The fair value of all of these instruments would be categorized as Level 2 of the fair value hierarchy, with the exception of cash which would be categorized as Level 1.

The Company’s cash equivalents and marketable securities that are measured at fair value on a recurring basis are classified as follows (in thousands):

	December 31, 2012			June 30, 2013
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
				(unaudited)
Cash and Cash Equivalents:
Money market funds	$14,055	$—	$—	$35,832	$—	$—
U.S. Agency notes	—	—	—	—	—	—
Corporate bonds	—	150	—	—	—	—
Commercial paper	—	1,400	—	—	1,300	—
Marketable Securities:
U.S. Agency notes	—	3,857	—	—	20,525	—
Corporate bonds	—	11,126	—	—	28,528	—
Commercial paper		9,142			11,518

	$14,055	$25,675	$—	$35,832	$61,871	$—

Financial instruments, which are traded in active markets, using quoted market prices for identical instruments are assigned a Level 1 under the fair value hierarchy. The Company obtains the fair value of its Level 2 financial instruments from a professional pricing service, which may use quoted market prices for identical or comparable instruments, or inputs other than quoted prices that are observable either directly or indirectly. The professional pricing service gathers quoted market prices and observable inputs for the Company’s financial instruments from a variety of industry data providers. The valuation techniques used to measure the fair value of Level 2 financial instruments were derived from nonbinding market consensus prices that are corroborated by observable market data, quoted market prices for similar instruments, or pricing models such as discounted cash flow techniques. There were no changes in the valuation techniques during any of the periods presented. To validate the reasonableness of fair values obtained from a professional pricing service, the Company performs several controls including periodic meetings with the pricing service and the Company’s custodians, obtaining the internal control reports of the pricing service and investigating any significant realized or unrealized gains or losses on its short-term investments. The Company believes that these controls coupled with the Company’s investment policy and the nature of its short-term investments sufficiently mitigate the Company’s valuation risk.

There were no transfers between Level 1 and Level 2 assets during any of the periods presented.

(4) Fair Value Measurements

Fair value is an exit price, the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level. The Company’s marketable securities are stated at fair value utilizing the same hierarchy.

The following are the three levels of inputs used to measure fair value:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include items where the determination of fair value requires significant management judgment or estimation.

The book value of the Company’s financial instruments not measured at fair value, including cash, certificates of deposit, restricted cash, disbursement prefunding, customer funds receivables, line of credit and customer liabilities approximates fair value due to the relatively short maturity, cash repayments or market interest rates of such instruments. The fair value of such financial instruments are determined using the income approach based on the present value of estimated future cash flows. The fair value of all of these instruments would be categorized as Level 2 of the fair value hierarchy, with the exception of cash and cash equivalents which would be categorized as Level 1.

The Company’s cash equivalents and marketable securities that are measured at fair value on a recurring basis are classified as follows (in thousands):

	December 31, 2011			December 31, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Cash Equivalents:
Money market funds	$19,107	$—	$—	$14,055	$—	$—
U.S. Agency notes	—	125	—	—	—	—
Corporate bonds	—	505	—	—	150	—
Commercial paper	—	—	—	—	1,400	—

Marketable Securities:
U.S. Treasury notes	403	—	—	—	—	—
U.S. Agency notes	—	3,441	—	—	3,857	—
Corporate bonds	—	10,199	—	—	11,126	—
Commercial paper	—	4,693	—	—	9,142	—

	$19,510	$18,963	$—	$14,055	$25,675	$—

Financial instruments, which are traded in active markets, using quoted market prices for identical instruments are assigned a Level 1 under the fair value hierarchy. The Company obtains the fair value of its Level 2 financial instruments from a professional pricing service, which may use quoted market prices for identical or comparable instruments, or inputs other than quoted prices that are observable either directly or indirectly. The professional pricing service gathers quoted market prices and observable inputs for the Company’s financial instruments from a variety of industry data providers. The valuation techniques used to measure the fair value of Level 2 financial instruments were derived from nonbinding market consensus prices that are corroborated by observable market data, quoted market prices for similar instruments, or pricing models such as discounted cash flow techniques. There were no changes in the valuation techniques during any of the years presented.

To validate the reasonableness of fair values obtained from a professional pricing service, the Company performs several controls including periodic meetings with the pricing service and the Company’s custodians, obtaining the internal control reports of the pricing service and investigating any significant realized or unrealized gains or losses on its short-term investments. The Company believes that these controls coupled with the Company’s investment policy and the nature of its short-term investments sufficiently mitigate the Company’s valuation risk.

There were no transfers between Level 1 and Level 2 assets during any of the years presented.